Related Party Transactions - Class of Shares (Details) - Tradeweb Markets LLC - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2018	Dec. 31, 2015
Successor
Related Party Transactions
Members' equity	$ 4,562,154,000				$ 4,572,334,000
Employee equity compensation payable					24,187,000
Successor | Banks | Class P-1(A) Shares
Related Party Transactions
Members' equity					150,495,000
Successor | Employees | Class P-1(C) Shares
Related Party Transactions
Employee equity compensation payable					$ 6,727,000
Predecessor
Related Party Transactions
Capital contribution		$ 82,000
Members' equity	1,125,165,000	986,468,000	$ 1,024,759,000			$ 1,067,944,000
Employee equity compensation payable		31,019,000
Contingent consideration recognized	$ 26,830,000	58,520,000	$ 26,224,000
Contingent consideration payable to related parties		$ 129,393,000
Predecessor | Banks | Capital contribution
Related Party Transactions
Capital contribution				$ 120,000,000
Predecessor | Employees | Capital contribution
Related Party Transactions
Investment by employees				$ 5,266,000